CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 219,649	$ 275,580
Short-term investments	6,182	5,899
Trade receivables, net of allowances for credit losses of $20,324 and $18,360, respectively	549,352	538,177
Grower advance receivables, net of allowances for credit losses of $19,673 and $19,839, respectively	99,423	109,958
Other receivables, net of allowances for credit losses of $13,309 and $13,227, respectively	120,603	117,069
Inventories, net of allowances of $5,056 and $4,792, respectively	368,309	378,592
Prepaid expenses	64,597	61,724
Other current assets	20,239	17,401
Fresh Vegetables current assets held for sale	484,416	414,457
Other assets held for sale	1,825	1,832
Total current assets	1,934,595	1,920,689
Long-term investments	15,302	15,970
Investments in unconsolidated affiliates	131,470	131,704
Actively marketed property	13,781	13,781
Property, plant and equipment, net of accumulated depreciation of $467,197 and $444,775, respectively	1,077,675	1,102,234
Operating lease right-of-use assets	315,801	340,458
Goodwill	434,797	513,312
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $118,505 and $134,420, respectively	28,578	41,232
Other assets	110,707	109,048
Deferred tax assets, net	69,630	66,485
Total assets	4,438,616	4,561,193
LIABILITIES AND EQUITY
Accounts payable	592,724	670,904
Income taxes payable	68,131	22,917
Accrued liabilities	360,269	357,427
Bank overdrafts	38,613	11,488
Current portion of long-term debt, net	55,201	222,940
Current maturities of operating leases	61,651	63,653
Payroll and other tax	25,704	27,791
Contingent consideration	1,099	1,788
Pension and other postretirement benefits	15,725	16,570
Fresh Vegetables current liabilities held for sale	275,626	291,342
Dividends payable and other current liabilities	39,723	29,892
Total current liabilities	1,534,466	1,716,712
Long-term debt, net	882,287	845,013
Operating leases, less current maturities	258,229	287,991
Deferred tax liabilities, net	83,892	92,653
Income taxes payable, less current portion	0	16,664
Contingent consideration, less current portion	7,252	7,327
Pension and other postretirement benefits, less current portion	116,640	121,689
Other long-term liabilities	48,461	52,295
Total liabilities	2,931,227	3,140,344
Contingencies (See Note 16)
Redeemable noncontrolling interests	$ 33,817	$ 34,185
Common stock, shares outstanding (in shares)	94,952	94,929
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized; 94,952 and 94,929 shares outstanding as of June 30, 2024 and December 31, 2023	$ 950	$ 949
Additional paid-in capital	801,774	796,800
Retained earnings	697,504	562,562
Accumulated other comprehensive loss	(129,373)	(110,791)
Total equity attributable to Dole plc	1,370,855	1,249,520
Equity attributable to noncontrolling interests	102,717	137,144
Total equity	1,473,572	1,386,664
Total liabilities, redeemable noncontrolling interests and equity	$ 4,438,616	$ 4,561,193